Other Income, Net	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

	Quarter		Year-to-Date
($ millions)	2024	2023	2024	2023
Periods ended June 30
Equity component, allowance for funds used during construction	32	23	62	46
Non-service component of net periodic benefit cost	18	16	36	32
Interest income (1)	16	18	32	34
Equity income	(1)	2	4	7
(Loss) gain on derivatives, net	(1)	3	(6)	12
Other	1	2	10	2
	65	64	138	133
(1)    Includes interest on short-term deposits, as well as interest on regulatory deferrals, including the PPFAC at TEP and UNSE